Restricted Cash, Other Assets and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Restricted Cash, Other Assets And Other Liabilities [Abstract]
Restricted Cash, Other Assets and Other Liabilities	Restricted Cash, Other Assets and Other Liabilities
Restricted Cash
The following table summarizes the Company's restricted cash balance:

(In thousands)	March 31, 2019	December 31, 2018
Capital expenditures reserves (1)	$170,042	$214,863
Real estate escrow reserves (2)	43,766	49,702
Borrower escrow deposits	15,653	10,412
Working capital and other reserves (3)	14,522	19,586
Tenant lock boxes (4)	17,989	15,666
Other	61,531	54,376
Total restricted cash	$323,503	$364,605
__________

(1)	Represents primarily capital improvements, furniture, fixtures and equipment, tenant improvements, lease renewal and replacement reserves related to real estate assets.

(2)	Represents primarily insurance, real estate tax, repair and maintenance, tenant security deposits and other escrows related to real estate assets.

(3)
Represents reserves for working capital and property development expenditures, as well as in connection with letter of credit provisions, as required in joint venture arrangements with the Federal Deposit Insurance Corporation.

(4)	Represents tenant rents held in lock boxes controlled by the lender. The Company receives the monies after application of rent receipts to service its debt.
Other Assets
The following table summarizes the Company's other assets:

(In thousands)	March 31, 2019	December 31, 2018
Interest receivable	$11,961	$14,005
Straight-line rents	34,350	34,931
Hotel-related deposits and reserves (1)	15,728	21,636
Investment deposits and pending deal costs	27,465	27,534
Deferred financing costs, net (2)	4,797	5,467
Derivative assets (Note 10)	29,679	33,558
Prepaid taxes and deferred tax assets, net	58,846	71,656
Receivables from resolution of investments (3)	32,624	30,770
Operating lease right-of-use asset	115,876	—
Accounts receivable (4)	85,714	58,830
Prepaid expenses	34,196	23,771
Other assets	69,022	30,604
Fixed assets, net	45,840	47,381
Total other assets	$566,098	$400,143
__________

(1)
Represents reserves held by the Company's third party managers at certain of the Company's hotel properties to fund furniture, fixtures and equipment expenditures. Funding is made periodically based on a percentage of hotel operating income.

(2)	Deferred financing costs relate to revolving credit arrangements.

(3)	Represents primarily proceeds from loan repayments held in escrow and sales of marketable equity securities pending settlement.

(4)	Includes receivables for hotel operating income, resident fees, rent and other tenant receivables.
Accrued and Other Liabilities
The following table summarizes the Company's accrued and other liabilities:

(In thousands)	March 31, 2019	December 31, 2018
Tenant security deposits and payable	$14,220	$15,135
Borrower escrow deposits	18,885	13,001
Deferred income (1)	18,255	27,124
Interest payable	40,778	40,622
Derivative liabilities (Note 10)	304,678	132,808
Contingent consideration—THL Hotel Portfolio (Note 11)	9,312	8,903
Share repurchase payable (2)	—	7,567
Current and deferred income tax liability	105,477	92,808
Operating lease liability (Note 20)	115,678	—
Accrued compensation	33,939	79,320
Accrued carried interest and contractual incentive fee compensation	8,675	7,486
Accrued real estate and other taxes	47,452	38,714
Accounts payable and accrued expenses	113,234	91,244
Other liabilities	127,710	79,412
Total accrued and other liabilities	$958,293	$634,144
__________

(1)
Represents primarily prepaid rental income and interest income held in reserve accounts. Includes deferred asset management fee income of $2.9 million at March 31, 2019 and $3.2 million at December 31, 2018, which will be recognized as fee income on a straight-line basis through 2024.

(2)
Represents the Company's common stock repurchases transacted in December 2018 and settled in January 2019.
Restricted Cash, Other Assets and Other Liabilities
Restricted Cash
The following table summarizes the Company's restricted cash balance:

(In thousands)	December 31, 2018	December 31, 2017
Capital expenditures reserves (1)	$214,863	$248,668
Real estate escrow reserves (2)	49,702	39,198
Borrower escrow deposits	10,412	41,545
Working capital and other reserves (3)	19,586	23,043
Tenant lock boxes (4)	15,666	16,486
Restricted cash of consolidated N-Star CDOs (5)	—	13,656
Other	54,376	84,316
Total restricted cash	$364,605	$466,912
__________

(1)	Represents primarily capital improvements, furniture, fixtures and equipment, tenant improvements, lease renewal and replacement reserves related to real estate assets.

(2)	Represents primarily insurance, real estate tax, repair and maintenance, tenant security deposits and other escrows related to real estate assets.

(3)
Represents reserves for working capital and property development expenditures, as well as in connection with letter of credit provisions, as required in joint venture arrangements with the Federal Deposit Insurance Corporation.

(4)	Represents tenant rents held in lock boxes controlled by the lender. The Company receives the monies after application of rent receipts to service its debt.

(5)
Balance at December 31, 2017 represents proceeds from repayments and/or sales of debt securities which are pending distribution in consolidated N-Star CDOs. The Company sold all of its interest in the sponsored N-Star CDOs in May 2018 and deconsolidated the N-Star CDOs.

Other Assets
The following table summarizes the Company's other assets:

(In thousands)	December 31, 2018	December 31, 2017
Interest receivable	$14,005	$21,529
Straight-line rents	34,931	20,934
Hotel-related deposits and reserves (1)	21,636	29,208
Investment deposits and pending deal costs	27,534	1,186
Deferred financing costs, net (2)	5,467	8,324
Contingent consideration escrow account (3)	—	15,730
Derivative assets (Note 13)	33,558	10,152
Prepaid taxes and deferred tax assets, net	71,656	78,957
Receivables from resolution of investments (4)	30,770	15,215
Accounts receivable (5)	58,830	84,725
Prepaid expenses	23,771	26,306
Other assets	30,604	20,296
Fixed assets, net	47,381	53,632
Total other assets	$400,143	$386,194
__________

(1)
Represents reserves held by the Company's third party managers at certain of the Company's hotel properties to fund furniture, fixtures and equipment expenditures. Funding is made periodically based on a percentage of hotel operating income.

(2)	Deferred financing costs relate to revolving credit arrangements.

(3)
Contingent consideration escrow account holds certificates of deposit and cash for dividends paid on OP Units held in escrow for the contingent consideration that may be earned by certain executives in connection with the acquisition of the investment management business of Colony's former manager (Note 14). Upon final measurement of the contingent consideration at the end of its earnout period on June 30, 2018, the final amount of dividends on class A common stock and OP Units payable to the executives was determined to be $6.4 million, which was settled in August 2018, and the remaining escrow balance was released back to the Company.

(4)	Represents primarily proceeds from loan repayments held in escrow and sales of marketable equity securities pending settlement.

(5)	Includes receivables for hotel operating income, resident fees, rent and other tenant receivables.
Accrued and Other Liabilities
The following table summarizes the Company's accrued and other liabilities:

(In thousands)	December 31, 2018	December 31, 2017
Tenant security deposits and payable	$15,135	$14,657
Borrower escrow deposits	13,001	46,231
Deferred income (1)	27,124	30,819
Interest payable	40,622	42,462
Derivative liabilities (Note 13)	132,808	204,848
Contingent consideration—THL Hotel Portfolio (Note 3)	8,903	7,419
Share repurchase payable (2)	7,567	—
Current and deferred income tax liability	92,808	165,882
Accrued compensation	79,320	77,483
Accrued carried interest and contractual incentive fee compensation	7,486	—
Accrued real estate and other taxes	38,714	52,714
Other accrued expenses	80,794	96,306
Accounts payable and other liabilities	89,862	98,046
Total accrued and other liabilities	$634,144	$836,867
__________

(1)
Represents primarily prepaid rental income and interest income held in reserve accounts. Includes deferred asset management fee income of $3.2 million at December 31, 2018 and $2.7 million at December 31, 2017, which will be recognized as fee income on a straight-line basis through 2025. Adoption of the new revenue recognition standard had resulted in approximately $1.6 million increase to deferred management fee income on January 1, 2018. For the year ended December 31, 2018, $0.6 million relating to the deferred asset management fee balance at January 1, 2018 was recognized as fee income.

(2)
Represents the Company's common stock repurchases transacted in December 2018 and settled in January 2019.